Related Party Transactions Related Party Transactions - Service Agreements (Details) (USD $) Share data in Millions, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended				9 Months Ended	5 Months Ended	9 Months Ended			12 Months Ended													9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			9 Months Ended
	Sep. 30, 2013	Jun. 30, 2014 item	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014 Service Agreements [Member]	Sep. 30, 2013 Service Agreements [Member]	Dec. 31, 2013 Service Agreements [Member]	Sep. 30, 2014 Cheniere LNG Terminals, LLC [Member] Cheniere Partners Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy, Inc. [Member] Management Services Agreement [Member]	Sep. 30, 2014 Cheniere Energy, Inc. [Member] Management Services Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Cheniere LNG Terminals, LLC [Member] Cheniere Partners Services Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Energy, Inc. [Member] Operation and Maintenance Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Feb. 01, 2013 2011 Incentive Plan [Member]	Feb. 01, 2013 2011 Incentive Plan [Member]	Jan. 31, 2013 2011 Incentive Plan [Member]	Sep. 30, 2014 Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Annual Fee									$ 1,000,000	$ 1,000,000
Related Party Transactions, Committed Quarterly Fee									250,000	250,000
General and administrative expenses—affiliate	0		39,000	761,000	74,600,000	102,000,000				800,000	74,579,000	101,998,000	129,836,000	61,081,000	[1]	23,322,000	[1]
Advances to Affiliate Current					14,100,000		14,700,000				14,082,000		14,737,000	4,987,000	[1]
General and administrative expense—affiliate																		113,000,000	53,500,000	19,000,000
Related Party Agreement Term									1 year	1 year
Related Party Agreement, Renewal Additional Term									1 year	1 year
Related Party Agreement, Nonrenewal Notice Period									90 days	90 days
Related Party Agreement, Termination Notice Period After Separation Event									60 days	60 days
Related Party Agreement, Termination Period After Separation Event Notice									90 days	90 days
Related Party Agreement, Maximum Period Of Service After Separation Event Termination Notice									6 months	6 months
Operating and maintenance expense—affiliate					14,300,000	23,500,000					14,307,000	23,534,000	29,304,000	18,540,000	[1]	13,719,000	[1]
Loss Contingency, New Claims Filed, Number		4
Number of shares available for issuance under 2011 Plan																																	35	10
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																																25
Quarterly non-accountable overhead reimbursement charge								2,800,000													2,800,000
Related Party Transaction, Committed Monthly Fee																						$ 520,000	$ 520,000	$ 130,000	$ 130,000	$ 541,667	$ 541,667	$ 83,333	$ 83,333
Related Party Transaction, Bonus Percentage Entitled Upon Meeting Certain Criteria																								50.00%	50.00%
Monthly fee as a percentage of capital expenditures incurred in the previous month																										2.40%	2.40%	0.60%	0.60%	3.00%	3.00%
Period in Which Unawarded Shares Issuances May be Submitted for Stockholder Vote After Court Approval																																			90 days
Maximum Number of Shares That May Be Granted to Chief Executive Officer				1
Memorandum Of Understanding Settlement Submission for Court Approval Period																																			60 days

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.